Share capital - Rio Tinto Limited (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure of classes of share capital [abstract]
Summary of share capital - Rio Tinto Limited	Rio Tinto Limited

	2025 Number (million)	2024 Number (million)	2023 Number (million)	2025 US$m	2024 US$m	2023 US$m
Issued and fully paid up share capital
At 1 January	371.21	371.21	371.21	3,060	3,377	3,330
Adjustment on currency translation				238	(317)	47
At 31 December	371.21	371.21	371.21	3,298	3,060	3,377
– Special Voting Share(a)	1 only	1 only	1 only
– DLC Dividend Share(a)	1 only	1 only	1 only
Total share capital	371.21	371.21	371.21
(a)The Special Voting Share was issued to facilitate the joint voting by shareholders of Rio Tinto Limited and Rio Tinto plc on Joint Decisions following the DLC Merger. The DLC Dividend
Share was issued to a subsidiary of Rio Tinto Plc to facilitate the efficient management of funds within the DLC structure. Directors have the ability to issue an Equalisation Share if that is required under the terms of the DLC Merger Sharing Agreement.